Investments - Schedule of Balance Sheet Information Related to Subsidiaries (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	R$ 1,527,203	R$ 156,179
Current liabilities	(163,873)	(210,264)
Non-current assets	119,802	172,345
Non-current liabilities	(68,256)	(99,024)
Accumulated NCI	43	15
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	575	270
Current liabilities	(401)	(209)
Current net assets	174	61
Non-current assets
Non-current liabilities
Non-current net assets
Net assets	174	61
Accumulated NCI	43	15
Vinci International Real Estate Ltd [member]
Disclosure of subsidiaries [line items]
Current assets	575	270
Current liabilities	(401)	(209)
Current net assets	174	61
Non-current assets
Non-current liabilities
Non-current net assets
Net assets	174	61
Accumulated NCI	R$ 43	R$ 15